American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated May 1, 2014 ¡ Prospectus dated May 1, 2014

All references to Alex Tedder are deleted from the prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-82201   1405